DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of deferredc tax assets and liabilities [Abstract]
Capital losses	$ 8,293	$ 8,293
Net operating losses	61,264	23,630
US state credit carryforwards	345	277
Unrecognised deferred tax assets	$ 69,902	$ 32,200